SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Nov. 09, 2022	Nov. 07, 2022	Jul. 13, 2022	Oct. 24, 2022	Aug. 01, 2022	Jul. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Common stock issued						1,000,000
Exercise price					$ 0.09
Prepayment of note Payable					$ 100,000
Conversion of series A preferred stock						1,000
Stock issued during period shares issued for services			457,143			457,143
Warrants granted to purchase common stock					25,000,000
Total face value							$ 5,950,000	$ 6,050,000	$ 167,550
Subsequent event [Member]
Warrants granted to purchase common stock	25,000,000
Capital contributions		$ 2,000,000
Patent filings cost		$ 113,000
Contribution Payable Description		Xeriant to pay approximately $113,000 for related to patent filings, which will be credited against the $2,000,000 Capital Contribution
Prepayment to purchase common stock	$ 25,000
Additional prepayments	$ 25,000
Subsequent event [Member] | Karolus Maximus Kapital Inc. [Member] | Series A Preferred Shares [Member]
Conversion of series A preferred stock				10,237,000
Converted preferred shares				10,237
Convertible notes payable issued October 27, 2021
Total face value					$ 6,050,000